                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-2591

                      RIVERSOURCE MONEY MARKET SERIES, INC.
               (Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota                55474
         (Address of principal executive offices)                     (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 7/31

Date of reporting period: 4/30

                               PORTFOLIO HOLDINGS

                                      FOR

                        RIVERSOURCE CASH MANAGEMENT FUND

                               AT APRIL 30, 2007

INVESTMENTS IN SECURITIES

APRIL 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

CERTIFICATES OF DEPOSIT (8.5%)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                  VALUE(A)
Barclays Bank
  03-17-08                           5.28%      $32,000,000(b)          $31,996,182
Credit Suisse First Boston
  06-26-07                           5.45        40,000,000              40,000,000
Credit Suisse
  01-14-08                           5.22        34,000,000              34,000,000
  02-26-08                           5.33        73,000,000(b)           73,000,000
Deutsche Bank
  10-10-07                           5.29        40,000,000              40,000,000
  04-14-08                           5.34        40,000,000              40,000,000
Natexis Banques Populaires US Finance LLC
  05-03-07                           5.05        20,000,000              20,000,000
Natixis
  03-31-08                           5.40        50,000,000(b)           50,000,000
  04-02-08                           5.40        36,500,000(b)           36,493,524
Wells Fargo Bank
  05-03-07                           5.00        20,000,000              20,000,000
-----------------------------------------------------------------------------------

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $385,489,706)                                                   $385,489,706
-----------------------------------------------------------------------------------

FLOATING RATE NOTES (22.0%)(b)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                  VALUE(A)
Bear Stearns Companies
  10-05-07                           5.33%      $45,000,000             $45,000,000
  04-14-08                           5.36        25,000,000              25,000,000
  05-28-08                           5.38        30,000,000              30,000,000
Cullinan Finance
  03-28-08                           5.31        37,000,000              36,994,938
  04-28-08                           5.32        31,000,000              30,995,401
DEPFA Bank
  03-14-08                           5.39        50,000,000              50,000,000
General Electric Capital
  05-23-08                           5.28        10,000,000              10,000,000
Goldman Sachs Group
  05-15-08                           5.37        25,000,000              25,000,000
HSBC Finance
  05-23-08                           5.37        25,000,000              25,000,000
Irish Life & Permanent
  05-21-08                           5.36        35,000,000              34,998,018

FLOATING RATE NOTES (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                  VALUE(A)
Lehman Brothers Holdings
  06-26-07                           5.33%      $25,000,000(c)          $25,000,000
  04-22-08                           5.47        42,000,000              42,000,000
Merrill Lynch & Co
  07-27-07                           5.29        25,000,000              25,000,000
  04-14-08                           5.33        30,000,000              30,000,000
  05-16-08                           5.30        40,000,000              40,000,000
MetLife Global Funding I
  04-22-08                           5.31        30,000,000              30,000,000
Natexis Banques Populaires US Finance LLC
  04-15-08                           5.33        27,000,000              27,000,000
  05-07-08                           5.35        30,000,000              30,000,000
Northern Rock
  04-09-08                           5.43        59,300,000              59,300,000
  05-02-08                           5.38        15,000,000              15,000,000
Sedna Finance
  09-20-07                           5.33        78,000,000              77,998,482
  01-18-08                           5.32        42,000,000              41,996,985
Skandinaviska Enskilda Banken
  05-08-08                           5.32        20,000,000              20,000,000
  05-16-08                           5.32        30,000,000              30,000,000
  07-16-08                           5.32        43,000,000              43,000,000
Wells Fargo Bank
  05-02-08                           5.31        20,000,000              20,000,000
Westpac Banking
  04-11-08                           5.40        59,300,000              59,300,000
White Pine Finance LLC
  02-25-08                           5.35        35,000,000              35,004,646
  03-20-08                           5.28        40,000,000              39,992,918
-----------------------------------------------------------------------------------

TOTAL FLOATING RATE NOTES
(Cost: $1,003,581,388)                                               $1,003,581,388
-----------------------------------------------------------------------------------

COMMERCIAL PAPER (68.7%)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                  VALUE(A)
ASSET-BACKED (61.5%)
Amsterdam Funding
  05-02-07                           2.60%      $27,000,000(c)          $26,996,100

COMMERCIAL PAPER (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                  VALUE(A)
ASSET-BACKED (CONT.)
BA Credit Card Trust
  05-02-07                           2.63%      $37,000,000(c)          $36,994,604
  05-03-07                           3.49        28,000,000(c)           27,991,849
  05-10-07                           4.73        40,000,000(c)           39,947,500
  06-12-07                           5.16        33,000,000(c)           32,797,875
  06-14-07                           5.16        43,000,000(c)           42,724,346
Barton Capital LLC
  06-13-07                           5.13        45,000,000(c)           44,719,425
Bryant Park Funding LLC
  05-25-07                           5.05        20,388,000(c)           20,316,710
  06-06-07                           5.11        38,400,000(c)           38,199,552
  06-07-07                           5.11        41,300,000(c)           41,078,426
  07-23-07                           5.24        15,816,000(c)           15,625,107
CC (USA)
  06-21-07                           5.18        25,000,000              24,814,417
Chariot Funding LLC
  05-10-07                           4.74        50,000,000(c)           49,934,313
  05-23-07                           5.03        17,364,000(c)           17,308,397
CHARTA LLC
  05-24-07                           5.04        45,700,000(c)           45,547,007
  05-30-07                           5.09         6,700,000(c)            6,671,719
  06-11-07                           5.14        25,200,000(c)           25,049,756
  07-10-07                           5.23        57,000,000(c)           56,418,125
Chesham Finance LLC
  05-01-07                           5.32         2,600,000               2,600,000
  05-29-07                           5.08        35,000,000              34,857,356
  06-20-07                           5.18        36,700,000              36,432,651
  10-11-07                           5.28        80,000,000              78,120,066
  10-19-07                           5.27        33,000,000              32,189,603
Cheyne Finance LLC
  06-07-07                           5.13        49,500,000              49,233,438
  06-18-07                           5.17        36,000,000              35,748,260
  07-12-07                           5.23        11,000,000              10,884,500
  07-23-07                           5.25        22,000,000              21,733,708
  10-18-07                           5.28        23,000,000              22,437,394
Citibank Credit Card Issue Trust (Dakota Nts)
  06-22-07                           5.19        68,000,000(c)           67,484,332
  07-10-07                           5.22        65,000,000(c)           64,337,089
  07-12-07                           5.23        29,000,000(c)           28,695,500
Citigroup Funding
  05-08-07                           4.61        69,000,000              68,929,429
  07-13-07                           5.23        30,000,000              29,680,929

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 1 RIVERSOURCE CASH MANAGEMENT FUND -- PORTFOLIO HOLDINGS AT APRIL 30, 2007

COMMERCIAL PAPER (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                  VALUE(A)
ASSET-BACKED (CONT.)
CRC Funding LLC
  06-25-07                           5.18%      $40,000,000(c)          $39,680,083
Cullinan Finance
  05-21-07                           5.01        52,000,000              51,848,478
  06-08-07                           5.13        13,532,000              13,457,153
  04-25-08                           5.40        40,000,000              40,000,000
Deer Valley Funding LLC
  05-11-07                           4.83        30,000,000              29,955,833
  05-15-07                           4.91        78,061,000              77,901,624
  07-11-07                           5.23        27,000,000              26,720,438
Dorada Finance
  05-18-07                           4.97        14,000,000              13,965,292
  07-13-07                           5.22        17,000,000              16,819,366
Ebury Finance LLC
  06-04-07                           5.12        42,000,000              41,791,948
  06-27-07                           5.21        63,000,000              62,475,315
  07-09-07                           5.25        40,000,000              39,595,967
  08-01-07                           5.24        40,000,000              39,465,378
Five Finance
  05-02-07                           2.63        12,000,000              11,998,250
  05-17-07                           4.92        17,000,000              16,960,560
  05-21-07                           5.01        23,000,000              22,932,917
  06-11-07                           5.14        39,100,000              38,867,105
  06-22-07                           5.19        21,000,000              20,840,750
  06-27-07                           5.19         2,300,000               2,280,918
  07-17-07                           5.24        40,000,000              39,550,833
Galaxy Funding
  05-02-07                           2.62        30,000,000(c)           29,995,633
  05-07-07                           4.50        22,200,000(c)           22,180,612
  07-24-07                           5.24        20,000,000(c)           19,755,467
Gemini Securitization
  05-22-07                           5.02        22,000,000(c)           21,932,753
  05-30-07                           5.10        38,550,000(c)           38,386,977
  07-05-07                           5.20         6,700,000(c)            6,636,732
  07-27-07                           5.24        24,373,000(c)           24,064,946
Grampian Funding LLC
  05-11-07                           4.75        17,000,000(c)           16,975,350
  06-11-07                           5.13         3,000,000(c)            2,982,148

COMMERCIAL PAPER (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                  VALUE(A)
ASSET-BACKED (CONT.)
K2 (USA) LLC
  04-21-08                           5.34%      $45,000,000             $45,000,000
Nelnet Student Asset Funding LLC
  05-01-07                           5.31        30,000,000              30,000,000
  05-03-07                           3.51        55,885,000              55,868,669
  05-07-07                           4.53        11,000,000              10,990,320
  07-25-07                           5.26        85,700,000              84,635,653
Nieuw Amsterdam Receivables
  05-04-07                           3.95        25,000,000(c)           24,989,021
Park Granada LLC
  05-10-07                           4.78        23,500,000(c)           23,468,863
  05-23-07                           5.08        14,700,000(c)           14,652,478
  05-30-07                           5.14        18,000,000(c)           17,923,295
  06-14-07                           5.20        14,100,000(c)           14,009,008
  06-29-07                           5.23        59,000,000(c)           58,490,420
Park Sienna LLC
  05-04-07                           3.94        35,000,000(c)           34,984,688
  05-04-07                           3.98        50,000,000(c)           49,977,917
  05-11-07                           4.83        20,143,000(c)           20,113,345
  05-18-07                           4.95        32,000,000(c)           31,920,969
  06-15-07                           5.14        25,000,000(c)           24,836,875
  06-15-07                           5.21        14,000,000(c)           13,907,425
Sedna Finance
  05-08-07                           5.12        32,000,000              32,000,000
Sheffield Receivables
  05-23-07                           5.05        15,600,000(c)           15,549,855
  05-31-07                           5.12        25,000,000(c)           24,890,208
Sigma Finance
  04-18-08                           5.34        45,000,000              45,000,000
  04-23-08                           5.37        60,000,000              60,000,000
Solitaire Funding LLC
  05-04-07                           3.93        16,000,000(c)           15,993,013
  06-01-07                           5.10        25,000,000(c)           24,887,194

COMMERCIAL PAPER (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                  VALUE(A)
ASSET-BACKED (CONT.)
White Pine Finance LLC
  10-22-07                           5.28%      $18,000,000             $17,549,340
                                                                    ---------------
Total                                                                 2,798,156,865
-----------------------------------------------------------------------------------

BANKING (3.7%)
Bank of America
  05-03-07                           3.49        27,500,000              27,491,994
  05-17-07                           4.94        20,700,000              20,651,838
  05-21-07                           4.99        45,200,000              45,068,795
UBS Stamford
  11-28-07                           5.28        42,000,000              42,000,000
Westpac Banking
  05-01-07                           5.33        35,000,000(c)           35,000,000
                                                                    ---------------
Total                                                                   170,212,627
-----------------------------------------------------------------------------------

BROKERAGE (3.2%)
Lehman Brothers Holdings
  07-18-07                           5.22        18,000,000              17,796,030
Morgan Stanley
  05-04-07                           3.92        35,000,000              34,984,775
  05-25-07                           5.02        50,000,000              49,826,334
  06-04-07                           5.07        45,500,000              45,276,974
                                                                    ---------------
Total                                                                   147,884,113
-----------------------------------------------------------------------------------

NON CAPTIVE DIVERSIFIED (0.3%)
General Electric Capital
  06-11-07                           5.08        15,800,000              15,706,969
-----------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
(Cost: $3,131,960,574)                                               $3,131,960,574
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $4,521,031,668)(d)                                            $4,521,031,668
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Jan. 31, 2007.

(b) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on April 30, 2007. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(c) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, the value of these securities amounted to $1,422,023,007 or 31.2% of net assets.

(d) Also represents the cost of securities for federal income tax purposes at April 30, 2007.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 2 RIVERSOURCE CASH MANAGEMENT FUND -- PORTFOLIO HOLDINGS AT APRIL 30, 2007

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Money Market Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date June 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date June 27, 2007


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date June 27, 2007